Other assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	Other assets consist of the following:

	2014	2013
Restricted cash	$18,702	$6,021
Deferred financing costs	10,732	9,011
Other	5,666	3,752
	$35,100	$18,784